STOCK OPTION RESERVE (Details) - USD ($) $ in Thousands	3 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
IfrsStatementLineItems [Line Items]
Stock based compensation expense	$ 1,176	$ 2,180
Non-controlling interests [member]
IfrsStatementLineItems [Line Items]
Balance	11,659	11,468
Stock based compensation expense		98
Balance	11,659	11,566
Stock Option Reserve [Member]
IfrsStatementLineItems [Line Items]
Balance	16,928	7,977
Stock based compensation expense	1,176	2,082
Balance	$ 18,104	$ 10,059